PENSION LIABILITIES, NET (Tables)	12 Months Ended
Dec. 31, 2021
Liability, Defined Benefit Plan [Abstract]
Schedule of Changes In Projected Benefit Obligations

The following tables provide a reconciliation of the changes in the plans’ benefits obligation for the year ended December 31, 2020 and 2021, and the statement of funds status as of December 31, 2020 and 2021:

	December 31,
	2020	2021

Change in projected benefit obligation
Projected benefit obligation at beginning of year	2,368	2,510
Interest cost	52	38
Expenses paid	(201)	(170)
Exchange rates differences	50	(85)
Actuarial loss	241	219

Projected benefit obligation at end of year	$2,510	$2,512

Schedule of Assumptions Used

The assumptions used in the measurement of the Company’ benefits obligations as of December 31, 2020 and 2021 are as follows:

	December 31,
	2020	2021
Weighted-average assumptions
Discount rate	1.70%	1.90%
Rate of compensation increase	2.25%	2.75%

Schedule of Net Benefit Costs

The following table provides the components of net periodic benefits cost for the years ended December 31, 2019, 2020 and 2021:

	December 31,
	2019	2020	2021
Components of net periodic benefit cost
Service cost	$12	$-	$-
Interest cost	47	52	38

Net periodic benefit cost	$59	$52	$38

Schedule of Expected Benefit Payments	Benefit payments are expected to be paid as follows:
December 31,
2021

2022	165
2023	160
2024	163
2025	166
2026 and thereafter	1,858

$2,512